Interest Expense and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Interest costs [abstract]
Interest Expense and Finance Costs

	For the year ended December 31,
	2024	2023	2022
Interest payable on long-term borrowings and Financial Liabilities	5,688	3,847	2,047
Bank charges	55	67	60
Amortization of debt discount	294	323	165
Operating lease liability interest	43	28	54
Other finance expenses	45	30	34
Gain from termination of lease liability	—	—	(40)
Amortization of gain of Loan modification	164	59	—
Total	6,289	4,354	2,320